Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter (except for two
vessels for which a fixed daily fee of $280 was charged by the Manager as part of the services are provided by a third party manager) or $125 per vessel operating under a bareboat charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. The Manager has subcontracted the technical management of some of the vessels to a ship-management company, Brave Maritime Corp. Inc. (“Brave”), which is affiliated with members of the family of the Company’s Chief Executive Officer. This company provides technical management to the Company’s vessels for a fixed annual fee per vessel which is paid by the Manager. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount
of $500 is charged for each additional day (the “Superintendent fees”).
The Manager provides crew management services to the Company’s vessels (except for two
vessels managed by a third party manager). These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $2,500 per vessel (the “Crew management fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred. For the years ended December 31, 2021, 2022 and 2023, the amounts of $0.3 million, nil, and nil, respectively, were capitalized to the cost of the vessels. The commission fees relating to vessels sold (“Commissions – vessels sold”) and the assets held for sale (“Commissions – assets held for sale”) are included in the consolidated statement of operations.
In addition to management services, the Company reimburses the Manager for the compensation of its Chief Executive Officer, its Chief Financial Officer, its Internal Auditor and its Chief Technical Officer (the “Executive compensation”).
The current account balance with the Manager at December 31,
2022
and at December 31,
2023
was a liability of $2,476,663 and a liability of $943,720, respectively. The balance mainly represents payments made by the Manager on behalf of the ship-owning companies, net of cash advances provided to the Manager.

Furthermore, the current account balance with entities that the Company owns 50.1% equity interests (Note 7) amounted to a liability of nil and $11,847 as of December 31, 2022 and 2023, respectively. The liability mainly represents revenues collected by the Company on behalf of these entities.
The Company rents office space from the Manager and incurs a rental expense (the “Rental expense”) (Note 18).
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of operations	2021	2022	2023
Management fees	Management fees – related party	5,831,900	5,242,990	4,531,920
Brokerage commissions	Voyage expenses – related party	1,867,100	1,871,071	1,779,488
Superintendent fees	Vessels’ operating expenses – related party	117,000	120,000	110,500
Crew management fees	Vessels’ operating expenses – related party	948,750	915,450	800,750
Commissions – vessels sold	Net loss/(gain) on sale of vessels	81,000	120,250	728,150
Commissions – assets held for sale	Impairment loss	125,000	108,000	353,400
Executive compensation	General and administrative expenses	1,028,386	924,503	970,382
Rental expense	General and administrative expenses	97,726	88,326	104,167
On May 18, 2021, the Company entered into an agreement with Brave for the acquisition of a call option to acquire 51% interests in Gas Enterprises International Inc. with an exercise price of $1,398,675. The Company paid to Brave an option premium of $1,950,000. The option was exercised in 2021 and Gas Enterprises International Inc. was contributed by its owners to MGC Agressive Holdings Inc. (Note 7). Gas Enterprises International Inc. had an LPG vessel under construction which was delivered in 2023.
During July 2022, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of two LPG vessels for a total cost of $117 million
. Advances paid for the acquisition of these vessels amounted to $23,400,000 as
of December 31, 2022 and 2023 (Note 5). Both vessels, the Eco Oracle and the Eco Wizard, were delivered to the Company in January 2024. The Company paid to Brave a supervision fee of $550,000 per vessel in accordance with the agreement between the Company and Brave for the supervision of the construction of the two vessels.